Goodwill and Intangible Assets - Additional Information (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Goodwill and Intangible Assets Disclosure [Line Items]
Amortization expense of intangible assets	$ 37,560	234,001	65,673	10,252